Quarterly Report
March 31, 2025
MFS®  Total Return Series
MFS® Variable Insurance Trust
VTR-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.1%
Aerospace & Defense – 2.3%
Boeing Co. (a)	48,492	$8,270,310
General Dynamics Corp.	40,237	10,967,801
Honeywell International, Inc.	58,325	12,350,319
L3Harris Technologies, Inc.	60,680	12,700,931
Leidos Holdings, Inc.	23,955	3,232,488
		$47,521,849
Alcoholic Beverages – 0.7%
Constellation Brands, Inc., “A”	49,169	$9,023,495
Diageo PLC	235,526	6,144,113
		$15,167,608
Automotive – 2.0%
Aptiv PLC (a)	263,333	$15,668,313
Lear Corp.	154,096	13,594,349
LKQ Corp.	318,516	13,549,671
		$42,812,333
Broadcasting – 1.3%
Interpublic Group of Companies, Inc.	47,949	$1,302,295
Omnicom Group, Inc.	254,459	21,097,196
Warner Bros. Discovery, Inc. (a)	491,258	5,271,198
		$27,670,689
Brokerage & Asset Managers – 3.0%
Charles Schwab Corp.	617,234	$48,317,077
CME Group, Inc.	55,261	14,660,191
		$62,977,268
Business Services – 2.6%
Accenture PLC, “A”	32,875	$10,258,315
Amdocs Ltd.	83,298	7,621,767
Cognizant Technology Solutions Corp., “A”	98,677	7,548,791
Fidelity National Information Services, Inc.	130,700	9,760,676
Fiserv, Inc. (a)	83,787	18,502,683
		$53,692,232
Chemicals – 0.7%
PPG Industries, Inc.	138,149	$15,106,593
Computer Software – 2.0%
Dun & Bradstreet Holdings, Inc.	1,484,948	$13,275,435
Microsoft Corp.	74,284	27,885,471
		$41,160,906
Construction – 1.5%
Masco Corp.	297,981	$20,721,599
Mohawk Industries, Inc. (a)	31,414	3,586,850
Stanley Black & Decker, Inc.	102,491	7,879,508
		$32,187,957
Consumer Products – 1.6%
Kenvue, Inc.	1,409,827	$33,807,651
Electrical Equipment – 1.4%
Johnson Controls International PLC	364,023	$29,161,883

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 1.3%
Intel Corp.	516,780	$11,736,074
NXP Semiconductors N.V.	79,255	15,063,205
		$26,799,279
Energy - Independent – 2.8%
ConocoPhillips	229,054	$24,055,251
Hess Corp.	213,416	34,088,938
		$58,144,189
Energy - Integrated – 1.6%
Exxon Mobil Corp.	172,685	$20,537,427
Suncor Energy, Inc.	346,429	13,413,727
		$33,951,154
Food & Beverages – 0.2%
Archer Daniels Midland Co.	74,466	$3,575,113
Health Maintenance Organizations – 1.7%
Cigna Group	111,436	$36,662,444
Insurance – 4.4%
Aon PLC	82,244	$32,822,758
Chubb Ltd.	86,672	26,174,077
Principal Financial Group, Inc.	47,077	3,971,887
Travelers Cos., Inc.	24,214	6,403,634
Willis Towers Watson PLC	68,895	23,283,065
		$92,655,421
Interactive Media Services – 0.4%
Alphabet, Inc., “A”	51,105	$7,902,877
Leisure & Toys – 0.3%
Electronic Arts, Inc.	49,165	$7,105,326
Machinery & Tools – 1.0%
AGCO Corp.	48,764	$4,514,083
Eaton Corp. PLC	29,071	7,902,370
Regal Rexnord Corp.	72,289	8,230,103
		$20,646,556
Major Banks – 6.1%
Bank of America Corp.	747,220	$31,181,491
Goldman Sachs Group, Inc.	62,763	34,286,799
JPMorgan Chase & Co.	105,519	25,883,811
Morgan Stanley	101,847	11,882,489
PNC Financial Services Group, Inc.	84,184	14,797,022
Wells Fargo & Co.	123,669	8,878,197
		$126,909,809
Medical & Health Technology & Services – 1.7%
ICON PLC (a)	55,742	$9,754,293
McKesson Corp.	29,413	19,794,655
Quest Diagnostics, Inc.	30,227	5,114,408
		$34,663,356

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.4%
Becton, Dickinson and Co.	143,320	$32,828,879
Medtronic PLC	438,927	39,441,980
		$72,270,859
Metals & Mining – 0.2%
Glencore PLC	1,077,730	$3,964,574
Other Banks & Diversified Financials – 1.2%
Northern Trust Corp.	249,611	$24,624,125
Pharmaceuticals – 3.9%
Johnson & Johnson	221,737	$36,772,864
Organon & Co.	134,864	2,008,125
Pfizer, Inc.	1,214,547	30,776,621
Roche Holding AG	35,652	11,722,468
		$81,280,078
Railroad & Shipping – 1.0%
Union Pacific Corp.	89,857	$21,227,818
Restaurants – 0.3%
U.S. Foods Holding Corp. (a)	48,341	$3,164,402
Wendy's Co.	200,621	2,935,085
		$6,099,487
Specialty Chemicals – 1.2%
Air Products & Chemicals, Inc.	16,587	$4,891,838
Axalta Coating Systems Ltd. (a)	302,452	10,032,333
DuPont de Nemours, Inc.	146,474	10,938,678
		$25,862,849
Specialty Stores – 0.2%
Target Corp.	47,782	$4,986,530
Telecom Services – 2.0%
Comcast Corp., “A”	819,779	$30,249,845
T-Mobile USA, Inc.	46,811	12,484,962
		$42,734,807
Tobacco – 1.8%
Altria Group, Inc.	131,406	$7,886,988
Philip Morris International, Inc.	184,300	29,253,939
		$37,140,927
Utilities - Electric Power – 3.3%
Duke Energy Corp.	150,279	$18,329,530
Exelon Corp.	196,096	9,036,104
National Grid PLC	1,022,329	13,319,173
PG&E Corp.	1,180,696	20,284,357
Southern Co.	80,776	7,427,353
		$68,396,517
Total Common Stocks		$1,238,871,064

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 38.8%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$1,038,658
Boeing Co., 5.805%, 5/01/2050	875,000	832,984
Boeing Co., 6.858%, 5/01/2054	767,000	833,112
		$2,704,754
Asset-Backed & Securitized – 5.9%
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	$616,842	$618,809
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	2,748,016	2,738,747
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	2,523,366	2,526,990
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,633,506	1,622,740
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.033% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	1,807,500	1,799,070
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.449% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,076,500	5,070,154
AREIT 2022-CRE6 Trust, “B”, FLR, 6.197% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	3,088,500	3,074,929
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	308,564	311,348
Bain Capital Credit CLO Ltd., 2020-3A, “BRR”, FLR, 5.89% (SOFR - 3mo. + 1.6%), 10/23/2034 (n)	2,000,000	1,984,216
Bain Capital Credit CLO Ltd., 2020-4A, “A1R”, FLR, 6.043% (SOFR - 3mo. + 1.75%), 10/20/2036 (n)	3,189,862	3,199,116
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.041% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	293,119	554,269
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.362%, 7/15/2056	134,138	139,805
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	1,552,000	1,567,875
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 5.734% ((SOFR - 1mo. + 0.11448%) + 1.3%), 3/15/2036 (n)	4,964,000	4,951,694
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.483% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	849,500	849,550
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.399% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	1,817,000	1,815,184
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	947,398	964,945
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.733% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	5,214,000	5,095,536
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	1,168,460	1,176,066
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	1,812,313	1,801,051
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	1,872,416	1,958,804
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,610,608	3,602,210
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	807,590	818,192
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	546,000	553,616
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	1,338,111	1,335,114
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 5.463% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	746,890	746,727
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 5.583% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	2,311,097	2,311,894
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)	2,369,972	2,400,224
Empire District Bondco LLC, 4.943%, 1/01/2033	1,113,172	1,118,470
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	953,792	968,916
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	644,000	644,677
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	386,062	387,232
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	174,265	175,992
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	65,191	68,308
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	3,015,294	3,010,762
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	456,451	457,328
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.183% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	5,288,000	5,282,431
Magnetite CLO Ltd., 2017-19A, FLR, 5.752% (SOFR - 3mo. + 1.45%), 4/17/2034 (n)	889,810	884,136
MF1 2020-FL4 Ltd., “A”, FLR, 6.133% ((SOFR - 1mo. + 0.11448%) + 1.7%), 12/15/2035 (n)	388,450	388,809
MF1 2021-FL5 Ltd., “AS”, FLR, 5.633% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	5,459,500	5,431,023
MF1 2022-FL8 Ltd., “B”, FLR, 6.267% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	2,251,053	2,211,873
MF1 2024-FL15 Ltd., “AS”, FLR, 6.356% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	2,376,000	2,376,000
MF1 2024-FL16 Ltd., “A”, FLR, 5.857% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	4,793,900	4,795,405
MF1 2025-FL17 Ltd., “AS”, FLR, 5.883% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	2,700,000	2,694,603
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,551,620
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	2,080,986	2,215,894
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 5.913% ((SOFR - 3mo. + 0.26161%) + 1.35%), 10/15/2029 (n)	1,750,540	1,751,412
Neuberger Berman CLO Ltd., 2015-20A, “A1R3”, FLR, 5.547% (SOFR - 3mo. + 1.15%), 4/15/2039 (n)	1,900,000	1,895,334
Nissan Master Owner Trust, 2024-A, “A”, FLR, 5.018% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	1,434,737	1,437,120
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	1,090,181	1,090,340
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	1,312,819	1,314,470
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	1,747,015	1,755,805
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 5.947% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	4,413,018	4,415,225

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 6.234% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (n)	$1,130,000	$1,126,998
Residential Funding Mortgage Securities, Inc., FGIC, 3.6%, 12/25/2035 (d)(q)	63,221	1,131
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	3,210,000	3,209,693
SBNA Auto Lease Trust, 2024-C, “A2”, 4.94%, 11/20/2026 (n)	225,059	225,289
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 6.148% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	5,210,500	5,174,024
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 5.633% ((SOFR - 1mo. + 0.11448%) + 1.2%), 3/15/2038 (n)	2,298,200	2,291,106
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	620,850	619,550
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	1,135,255	1,142,480
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.014% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	2,010,166	2,006,473
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,167,116	4,157,834
		$123,866,638
Automotive – 0.1%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$2,944,000	$2,453,267
Broadcasting – 0.1%
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	$1,539,000	$1,230,898
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$3,736,000	$3,902,111
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,155,000	1,906,377
LPL Holdings, Inc., 6.75%, 11/17/2028	355,000	375,313
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	3,986,000	3,792,586
		$9,976,387
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$190,000	$170,962
Masco Corp., 2%, 2/15/2031	3,622,000	3,077,668
Vulcan Materials Co., 3.5%, 6/01/2030	380,000	358,090
		$3,606,720
Business Services – 0.5%
Equinix, Inc., 1.8%, 7/15/2027	$1,829,000	$1,720,017
Equinix, Inc., 2.5%, 5/15/2031	2,363,000	2,062,599
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,450,000	1,435,793
Fiserv, Inc., 2.65%, 6/01/2030	730,000	657,173
Global Payments, Inc., 2.9%, 11/15/2031	1,699,000	1,488,367
Verisk Analytics, Inc., 4.125%, 3/15/2029	1,857,000	1,822,760
Verisk Analytics, Inc., 5.75%, 4/01/2033	1,422,000	1,478,412
		$10,665,121
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$1,053,000	$1,067,124
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	2,122,000	1,469,968
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	430,000	356,289
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	1,734,000	1,401,247
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	1,333,000	1,122,152
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,526,000	2,883,205
		$8,299,985
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$1,427,000	$1,244,775
Computer Software – 0.1%
Oracle Corp., 4.9%, 2/06/2033	$740,000	$727,620
Roper Technologies, Inc., 2%, 6/30/2030	1,302,000	1,137,229
		$1,864,849

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$808,000	$804,761
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	2,112,000	2,115,206
		$2,919,967
Consumer Products – 0.1%
Kenvue, Inc., 4.9%, 3/22/2033	$2,970,000	$2,974,780
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$1,430,000	$1,433,003
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$2,690,000	$2,304,589
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$1,329,000	$1,268,641
Broadcom, Inc., 4.926%, 5/15/2037 (n)	683,000	656,693
		$1,925,334
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$1,326,000	$1,323,796
EQT Corp., 5.75%, 2/01/2034	2,947,000	3,004,484
		$4,328,280
Energy - Integrated – 0.5%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$4,182,000	$3,670,646
Eni S.p.A., 4.75%, 9/12/2028 (n)	3,564,000	3,576,877
Eni S.p.A., 5.5%, 5/15/2034 (n)	3,488,000	3,516,064
		$10,763,587
Financial Institutions – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$4,225,000	$4,083,006
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	2,329,000	2,274,656
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	678,038
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,183,000	2,116,259
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,821,000	1,704,684
		$10,856,643
Food & Beverages – 0.4%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$737,000	$678,890
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	2,950,000	3,751,815
Diageo Capital PLC, 2.375%, 10/24/2029	2,618,000	2,395,627
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	304,000	282,585
Mars, Inc., 5.2%, 3/01/2035 (n)	2,130,000	2,140,665
		$9,249,582
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,593,000	$1,595,267
Las Vegas Sands Corp., 3.9%, 8/08/2029	783,000	736,618
Marriott International, Inc., 4.625%, 6/15/2030	1,979,000	1,963,671
Marriott International, Inc., 2.85%, 4/15/2031	7,000	6,225
Marriott International, Inc., 2.75%, 10/15/2033	1,600,000	1,328,528
		$5,630,309
Insurance – 0.7%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,338,000	$2,224,649
Corebridge Financial, Inc., 3.9%, 4/05/2032	3,078,000	2,845,392
Corebridge Financial, Inc., 5.75%, 1/15/2034	1,237,000	1,269,470
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	4,200,000	4,007,739

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	$3,212,000	$3,423,955
		$13,771,205
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$1,227,000	$1,254,471
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$1,979,000	$1,974,062
Brown & Brown, Inc., 4.2%, 3/17/2032	2,124,000	1,992,574
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	4,057,000	4,143,587
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	93,000	96,890
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,087,000	796,451
		$9,003,564
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$629,000	$676,177
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$3,963,000	$3,948,341
Major Banks – 2.4%
Bank of America Corp., 3.5%, 4/19/2026	$1,361,000	$1,348,397
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	3,452,000	2,978,213
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	877,000	760,381
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	2,666,000	2,975,864
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	4,532,000	4,248,712
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	838,000	861,406
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	880,000	845,608
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	2,180,000	2,281,480
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	2,258,000	2,046,321
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	2,831,000	2,424,728
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	922,000	823,337
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	442,000	434,062
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	476,000	432,826
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	4,631,000	4,005,173
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	1,781,000	1,572,164
JPMorgan Chase & Co., 5.766%, 4/22/2035	4,049,000	4,208,152
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	938,000	731,593
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	2,674,000	2,340,528
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	2,483,000	2,249,455
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	3,130,000	2,745,458
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	5,230,000	4,844,572
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	6,416,000	5,447,592
		$50,606,022
Medical & Health Technology & Services – 0.5%
Adventist Health System/West, 5.43%, 3/01/2032	$2,533,000	$2,559,032
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	302,000	271,638
Cigna Corp., 3.2%, 3/15/2040	474,000	359,203
CVS Health Corp., 5.3%, 6/01/2033	2,530,000	2,505,386
HCA, Inc., 5.125%, 6/15/2039	1,932,000	1,793,261
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	980,000	850,585
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	117,985
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,205,000	969,697
		$9,426,787
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$1,590,000	$1,448,796

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$496,000	$478,956
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	1,394,000	1,433,270
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,564,000	4,053,246
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,695,000	1,491,584
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	709,000	624,717
		$8,081,773
Midstream – 0.4%
Enbridge, Inc., 5.625%, 4/05/2034	$1,977,000	$2,008,327
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,881,000	1,772,702
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	512,000	502,584
Spectra Energy Partners LP, 3.375%, 10/15/2026	828,000	813,105
Targa Resources Corp., 4.2%, 2/01/2033	746,000	689,580
Targa Resources Corp., 6.125%, 3/15/2033	2,281,000	2,380,941
		$8,167,239
Mortgage-Backed – 10.2%
Fannie Mae, 5%, 3/01/2026 - 3/01/2041	$1,280,170	$1,288,931
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	2,095,913	1,996,829
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	481,239	500,736
Fannie Mae, 2.5%, 11/01/2031	40,572	38,775
Fannie Mae, 5.5%, 2/01/2033 - 8/01/2038	2,777,839	2,826,589
Fannie Mae, 3%, 2/25/2033 (i)	189,002	13,580
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	2,932,180	2,893,088
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	1,665,954	1,719,454
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	8,183,500	7,592,492
Fannie Mae, 3.25%, 5/25/2040	60,655	57,506
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	5,681,873	5,455,249
Fannie Mae, 5.335%, 2/25/2045 (n)	744,290	744,932
Fannie Mae, 2%, 4/25/2046	133,895	123,573
Fannie Mae, 4%, 7/25/2046 (i)	241,296	44,979
Fannie Mae, UMBS, 5.5%, 10/01/2025 - 11/01/2053	7,013,257	7,019,650
Fannie Mae, UMBS, 2%, 9/01/2035 - 2/01/2052	14,461,679	12,039,502
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 6/01/2052	25,505,605	21,615,991
Fannie Mae, UMBS, 5%, 10/01/2037 - 6/01/2053	3,205,875	3,150,091
Fannie Mae, UMBS, 4.5%, 4/01/2038 - 9/01/2052	1,534,450	1,475,692
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	2,479,744	1,882,397
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	11,413,126	9,936,262
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 7/01/2052	4,175,449	3,771,516
Fannie Mae, UMBS, 4%, 11/01/2052 - 5/01/2053	586,856	547,626
Fannie Mae, UMBS, 6%, 12/01/2052 - 8/01/2054	4,594,618	4,669,660
Freddie Mac, 0.638%, 6/25/2027 (i)	13,682,000	203,164
Freddie Mac, 0.731%, 6/25/2027 - 3/25/2031 (i)	6,187,775	126,773
Freddie Mac, 0.563%, 7/25/2027 (i)	11,391,886	123,477
Freddie Mac, 0.327%, 8/25/2027 (i)	9,650,000	78,362
Freddie Mac, 0.41%, 8/25/2027 (i)	6,207,759	53,622
Freddie Mac, 0.279%, 9/25/2027 (i)	10,419,000	79,780
Freddie Mac, 0.196%, 11/25/2027 (i)	16,290,000	85,615
Freddie Mac, 0.28%, 11/25/2027 (i)	11,094,180	66,422
Freddie Mac, 0.32%, 11/25/2027 (i)	9,889,469	74,365
Freddie Mac, 0.247%, 12/25/2027 (i)	10,109,000	70,611
Freddie Mac, 0.291%, 12/25/2027 (i)	11,210,000	92,101
Freddie Mac, 0.362%, 12/25/2027 (i)	16,841,238	145,995
Freddie Mac, 1.086%, 7/25/2029 (i)	811,063	31,913
Freddie Mac, 1.138%, 8/25/2029 (i)	5,115,512	215,837
Freddie Mac, 1.797%, 4/25/2030 - 5/25/2030 (i)	4,234,078	339,424
Freddie Mac, 1.85%, 4/25/2030 (i)	2,701,417	216,429
Freddie Mac, 1.666%, 5/25/2030 (i)	1,301,002	97,623
Freddie Mac, 1.341%, 6/25/2030 (i)	1,327,631	81,070

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.598%, 8/25/2030 (i)	$1,191,673	$88,621
Freddie Mac, 1.169%, 9/25/2030 (i)	775,587	43,002
Freddie Mac, 1.08%, 11/25/2030 (i)	1,356,411	71,765
Freddie Mac, 0.323%, 1/25/2031 (i)	5,292,519	77,384
Freddie Mac, 0.779%, 1/25/2031 (i)	2,233,850	89,383
Freddie Mac, 0.935%, 1/25/2031 (i)	1,493,151	69,587
Freddie Mac, 0.511%, 3/25/2031 (i)	4,266,348	104,323
Freddie Mac, 1.215%, 5/25/2031 (i)	822,353	51,977
Freddie Mac, 0.938%, 7/25/2031 (i)	1,237,840	64,019
Freddie Mac, 0.507%, 8/25/2031 (i)	1,662,253	44,627
Freddie Mac, 0.535%, 9/25/2031 (i)	5,442,448	164,150
Freddie Mac, 0.855%, 9/25/2031 (i)	1,567,181	72,603
Freddie Mac, 0.349%, 11/25/2031 (i)	8,030,040	164,336
Freddie Mac, 0.497%, 12/25/2031 (i)	7,179,988	202,264
Freddie Mac, 0.567%, 12/25/2031 (i)	12,162,189	383,324
Freddie Mac, 0.289%, 11/25/2032 (i)	8,150,808	129,261
Freddie Mac, 5%, 9/01/2033 - 1/15/2040	668,363	674,943
Freddie Mac, 5.5%, 12/01/2033 - 2/01/2037	418,122	425,039
Freddie Mac, 6%, 4/01/2034 - 6/01/2037	604,484	626,918
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	288,663	300,718
Freddie Mac, 4.5%, 4/01/2035 - 5/01/2042	475,579	470,062
Freddie Mac, 5.5%, 2/15/2036 (i)	41,874	6,793
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	1,839,377	1,769,146
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	5,266,786	4,917,454
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	6,707,063	6,019,835
Freddie Mac, 4.5%, 12/15/2040 (i)	17,821	1,656
Freddie Mac, 4%, 8/15/2044 (i)	41,351	3,807
Freddie Mac, UMBS, 2%, 12/01/2031 - 4/01/2052	15,334,701	12,491,605
Freddie Mac, UMBS, 6.5%, 10/01/2034 - 8/01/2054	3,616,167	3,728,593
Freddie Mac, UMBS, 5%, 10/01/2035 - 8/01/2053	1,722,253	1,695,095
Freddie Mac, UMBS, 6%, 1/01/2036 - 6/01/2054	1,553,279	1,580,329
Freddie Mac, UMBS, 3%, 4/01/2037 - 8/01/2052	7,427,135	6,453,974
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	1,083,554	991,372
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	1,229,429	1,156,740
Freddie Mac, UMBS, 2.5%, 4/01/2048 - 9/01/2052	11,754,250	9,817,347
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	1,669,685	1,263,697
Freddie Mac, UMBS, 5.5%, 7/01/2052 - 4/01/2053	603,402	610,690
Freddie Mac, UMBS, 4.5%, 10/01/2052	2,750,595	2,635,726
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	727,128	756,106
Ginnie Mae, 5.5%, 5/15/2033 - 10/20/2053	4,486,555	4,511,697
Ginnie Mae, 4.5%, 7/20/2033 - 12/20/2052	6,934,931	6,686,647
Ginnie Mae, 5%, 7/20/2033 - 12/20/2054	5,249,334	5,175,455
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	4,503,852	4,252,616
Ginnie Mae, 4.534%, 9/20/2041	751,168	730,832
Ginnie Mae, 3.5%, 12/15/2041 - 10/20/2052	5,769,322	5,332,526
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	9,229,518	8,223,379
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	11,293,278	9,637,198
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	8,964,105	7,334,813
Ginnie Mae, 6.5%, 7/20/2054	550,000	563,728
Ginnie Mae, 5.494%, 3/20/2064	376,196	378,165
Ginnie Mae, TBA, 6%, 4/15/2055	2,375,000	2,410,366
Ginnie Mae, TBA, 6.5%, 4/15/2055	550,000	563,006
UMBS, TBA, 2%, 4/25/2040 - 5/13/2055	1,500,000	1,251,800
UMBS, TBA, 4%, 5/01/2055	3,625,000	3,372,218
		$214,230,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$2,745,000	$2,842,312
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	4,428,720
Rhode Island Student Loan Authority Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	2,305,000	2,364,606
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	1,032,000	913,722
		$10,549,360
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$414,000	$403,043
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$253,000	$250,915
Network & Telecom – 0.1%
Verizon Communications, Inc., 3.15%, 3/22/2030	$1,053,000	$981,433
Verizon Communications, Inc., 4.812%, 3/15/2039	1,877,000	1,752,892
		$2,734,325
Oils – 0.1%
Phillips 66 Co., 2.15%, 12/15/2030	$2,934,000	$2,547,921
Pollution Control – 0.3%
Republic Services, Inc., 1.45%, 2/15/2031	$851,000	$708,742
Waste Management, Inc., 4.875%, 2/15/2034	5,777,000	5,777,439
		$6,486,181
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$1,316,000	$1,084,345
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$4,289,000	$4,322,653
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$172,000	$166,939
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,681,000	1,610,263
Realty Income Corp., REIT, 3.25%, 1/15/2031	485,000	445,590
		$2,222,792
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,106,000	$1,566,646
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$3,528,000	$3,024,742
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$2,565,000	$2,498,876
Rogers Communications, Inc., 3.8%, 3/15/2032	5,197,000	4,717,867
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,892,000	1,767,095
Vodafone Group PLC, 5.625%, 2/10/2053	750,000	703,613
		$9,687,451
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$4,780,000	$4,756,819
Philip Morris International, Inc., 5.125%, 11/17/2027	869,000	884,167
Philip Morris International, Inc., 5.625%, 11/17/2029	374,000	389,928
Philip Morris International, Inc., 5.125%, 2/15/2030	1,404,000	1,431,602
Philip Morris International, Inc., 5.75%, 11/17/2032	1,653,000	1,730,421
		$9,192,937

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$757,000	$863,201
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.11%, 8/01/2025	$18,397	$18,386
U.S. Treasury Obligations – 9.5%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$2,900,000	$2,152,344
U.S. Treasury Bonds, 2.875%, 5/15/2043	9,096,000	7,163,455
U.S. Treasury Bonds, 4.5%, 2/15/2044	2,600,000	2,569,023
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	7,063,407
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	2,839,772
U.S. Treasury Bonds, 2.25%, 8/15/2046	46,200,000	31,073,109
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	663,363
U.S. Treasury Bonds, 2.25%, 2/15/2052	7,800,000	4,920,703
U.S. Treasury Bonds, 4%, 11/15/2052	2,700,000	2,434,957
U.S. Treasury Bonds, 4.125%, 8/15/2053	5,100,000	4,699,570
U.S. Treasury Bonds, 4.75%, 11/15/2053	8,000,000	8,177,188
U.S. Treasury Bonds, 4.25%, 2/15/2054	12,900,000	12,154,219
U.S. Treasury Notes, 4%, 1/15/2027	24,670,000	24,696,019
U.S. Treasury Notes, 4.125%, 1/31/2027	5,300,000	5,318,012
U.S. Treasury Notes, 2.5%, 3/31/2027	12,107,000	11,785,408
U.S. Treasury Notes, 4.5%, 4/15/2027 (f)	39,100,000	39,550,567
U.S. Treasury Notes, 4.25%, 6/30/2029	18,100,000	18,320,594
U.S. Treasury Notes, 4.25%, 11/15/2034	12,500,000	12,537,109
		$198,118,819
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$1,273,000	$1,334,830
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	250,000	214,715
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	3,995,000	3,996,002
Duke Energy Corp., 4.5%, 8/15/2032	3,023,000	2,915,714
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	926,000	934,649
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	335,507
Exelon Corp., 4.05%, 4/15/2030	1,632,000	1,581,126
Georgia Power Co., 3.7%, 1/30/2050	147,000	109,166
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,333,000	1,327,162
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	924,000	798,570
Jersey Central Power & Light Co., 5.1%, 1/15/2035 (n)	665,000	657,439
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,121,000	2,208,583
Pacific Gas & Electric Co., 2.1%, 8/01/2027	480,000	450,248
Pacific Gas & Electric Co., 3%, 6/15/2028	1,410,000	1,325,728
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,738,000	1,493,995
Pacific Gas & Electric Co., 3.3%, 8/01/2040	926,000	680,940
Xcel Energy, Inc., 3.4%, 6/01/2030	968,000	903,991
		$21,268,365
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,135,000	$990,047
Total Bonds		$814,246,372
Preferred Stocks – 0.8%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	200,108	$6,472,884
Consumer Products – 0.5%
Henkel AG & Co. KGaA	121,523	$9,660,951
Total Preferred Stocks		$16,133,835

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 0.3%
Aerospace & Defense – 0.3%
Boeing Co., 6%	92,875	$5,556,711
Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.35% (v)	18,357,160	$18,358,996

Other Assets, Less Liabilities – 0.1%		3,068,080
Net Assets – 100.0%		$2,096,235,058
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,358,996 and $2,074,807,982, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $160,711,346, representing 7.7% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 3/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	243	$50,342,766	June – 2025	$231,677
U.S. Treasury Note 5 yr	Long	USD	172	18,602,875	June – 2025	239,926
						$471,603
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Long	USD	92	$11,247,000	June – 2025	$(107,446)
At March 31, 2025, the fund had liquid securities with an aggregate value of $1,026,693 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,195,863,720	$—	$—	$1,195,863,720
United Kingdom	—	23,427,860	—	23,427,860
Canada	13,413,727	—	—	13,413,727
Switzerland	—	11,722,468	—	11,722,468
Germany	—	9,660,951	—	9,660,951
South Korea	—	6,472,884	—	6,472,884
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	198,137,205	—	198,137,205
Non - U.S. Sovereign Debt	—	676,177	—	676,177
Municipal Bonds	—	10,549,360	—	10,549,360
U.S. Corporate Bonds	—	185,587,605	—	185,587,605
Residential Mortgage-Backed Securities	—	226,567,996	—	226,567,996
Commercial Mortgage-Backed Securities	—	35,100,753	—	35,100,753
Asset-Backed Securities (including CDOs)	—	76,428,289	—	76,428,289
Foreign Bonds	—	81,198,987	—	81,198,987
Investment Companies	18,358,996	—	—	18,358,996
Total	$1,227,636,443	$865,530,535	$—	$2,093,166,978
Other Financial Instruments
Futures Contracts – Assets	$471,603	$—	$—	$471,603
Futures Contracts – Liabilities	(107,446)	—	—	(107,446)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$22,990,011	$103,464,969	$108,093,548	$679	$(3,115)	$18,358,996
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$297,149	$—